STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 9 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value Series A Preferred Stock (“Series A Preferred Stock”) as of June 30, 2021 and December 31, 2020, of which 10,000,000 shares are outstanding as of June 30, 2021. As of June 30, 2021 and December 31, 2020, the Company is authorized to issue 5,000,000 shares of Class B Preferred Stock of which 2,000,000 shares are issued and outstanding as of June 30, 2021.

Each share of Class A Preferred Stock is entitled to 100 votes on all matters submitted to a vote to the stockholders of the Company and does not have conversion, dividend or distribution upon liquidation rights.

Each share of Class B Preferred Stock is entitled to 1,000 votes on all matters submitted to a vote to the stockholders of the Company and does not have conversion, dividend or distribution upon liquidation rights.

Common stock

The Company is authorized to issue 15,000,000,000 shares of $0.001 par value common stock as of June 30, 2021. As of December 31, 2020, the Company was authorized to issue 5,000,000,000 shares of $0.001 par value common stock. As of June 30, 2021, and December 31, 2020, the Company had 5,068,524,855 and 3,136,774,861 shares of common stock issued and outstanding, respectively. As of August 31, 2021, there were 6,055,130,705 shares of the Company’s common stock issued and outstanding.

During the six months ended June 30, 2021, the Company issued an aggregate of 21,000,020 shares of its common stock for services with an estimated fair value of $140,900.

During the six months ended June 30, 2021, the Company issued an aggregate of 810,689,880 shares of its common stock, including 153,227,150 related to warrants accounted for as liabilities, in settlement of convertible notes payable, accrued interest of $1,677,373, and reclassified derivative liabilities of $5,975,670 to additional paid in capital in connection with the conversions.

During the six months ended June 30, 2021, the Company issued a net amount of 3,027,031 shares of its common stock in settlement of liabilities with an estimated fair value of $8,623, which included 10,892,411 related to shares to be issued as of December 31, 2020, and the cancellation of 8,755,714 shares for previous settlements, and 890,334 new shares issued for settlement of accounts payable.

During the six months ended June 30, 2021, the Company issued 22,500,000 of its common stock upon the settlement of related party notes payable and accounts payable with an estimated fair value of $141,750.

During the six months ended June 30, 2021, the Company issued 400,000,000 of its common stock upon the exercise of warrants on a cash basis, including warrant liabilities with an estimated value of $63,500.

During the six months ended June 30, 2021, the Company sold 632,597,599 of its common stock for an aggregate value of $1,358,767.

During the six months ended June 30, 2021, the Company issued 41,935,484 of its common stock with a value of $650,000 and will issue an additional 64,621,893 shares for investments with an estimated value of $394,194 related to the ECOX Share Exchange Agreement. The investment balance is $650,000, with a liability of $394,194 included in subscriptions payable related to the value of the additional shares to be issued. The Company recognized a loss of $394,194 related to these additional shares during the three months ended June 30, 2021.

The Company is authorized to issue 15,000,000,000 shares of $0.001 par value common stock as of June 30, 2021. As of December 31, 2020, the Company was authorized to issue 5,000,000,000 shares of $0.001 par value common stock. As of June 30, 2020 and December 31, 2019, the Company had 469,288,934 and 77,958,081 shares of common stock issued and outstanding, respectively.

During the six months ended June 30, 2020, the Company issued an aggregate of 8,333 shares of its common stock to settle amounts previously accrued with an estimated fair value of $6,700.

During the six months ended June 30, 2020, the Company issued an aggregate of 44,658,333 shares of its common stock for services with an estimated fair value of $542,766.

During the six months ended June 30, 2020, the Company issued an aggregate of 270,547,861 shares of its common stock in settlement of convertible notes payable, accrued interest and embedded derivative liabilities of an aggregate of $1,531,471.

During the six months ended June 30, 2020, the Company issued 21,384,103 of its common stock upon the conversion of related party notes payable with an estimated fair value of $50,613.

During the six months ended June 30, 2020, the Company issued 51,054,214 shares of its common stock upon the exercise of warrants on a cashless basis.

During the six months ended June 30, 2020, the Company issued 3,677,889 shares of its common stock in settlement of a legal case with an estimated fair value of $956,251.

On January 17, 2020, the Company entered into an amendment of an existing convertible promissory note issued to Paladin. The Company authorized the issuance of a warrant to purchase up to 5,750,000 shares of the Company’s common stock, which warrant could be exercised on a cashless basis. This warrant was exercised during the three months ended June 30, 2020.

Options

As of June 30, 2021, , and as of the date of this filing, the Company has no outstanding stock options.

Warrants

The following table summarizes the stock warrant activity for the three months ended June 30, 2021:

	Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	293,054,702	$0.0011	2.22	$1,023,306
Granted	79,785,156	0.0071	5.00	—
Increase due to reset provision	(9,722,222)	0.004	2.41	—
Exercised	(194,788,035)	0.004	1.66	1,427,826
Outstanding at June 30, 2021	168,329,601	$0.0039	3.49	$503,850
Exercisable at June 30, 2021	168,329,601	$0.0039	3.49	$503,850

Certain warrants issued to debt holders have reset provisions whereby upon subsequent issuances of common stock at a price below the current exercise price, the number of warrants increase and the exercise price is reduced to the new price. The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $0.0061 as of June 30, 2021, which would have been received by the option holders had those option holders exercised their options as of that date.

NOTE 7 – STOCKHOLDERS’ DEFICIT

 Preferred stock

The Company is authorized to issue 15,000,000 shares of $0.001 par value preferred stock as of December 31, 2020 and December 31, 2019. As of December 31, 2020, and 2019, the Company has designated and issued 10,000,000 shares of Class A Preferred Stock.

Each share of Class A Preferred Stock is entitled to 100 votes on all matters submitted to a vote to the stockholders of the Company, does not have conversion, dividend or distribution upon liquidation rights. On November 9, 2020, the Company issued 2,000,000 shares of its Class B Preferred Common Stock to Jesus M. Quintero. The Class B Preferred Stock carries a voting preference of One Thousand (1,000) times that number of votes on all matters submitted to the shareholders that is equal to the number of shares of Common Stock (rounded to the nearest whole number), at the record date for the determination of the shareholders entitled to vote on such matters or, if no such record date is established, at the date such vote is taken or any written consent of such shareholders is affected. The issuance constitutes a change of control of the Company, as the voting preference of the issued Class B Preferred Stock provides Mr. Quintero with the right to control a majority of the votes of shareholders eligible to cast votes on any matter brought before the stockholders. The Class B shares were valued at $2,229,027 and recognized as stock-based compensation expense during the year ended December 31, 2020. As of December 31, 2020 and 2019, there were 2,000,000 shares of Class B Preferred Stock outstanding. The Class B Preferred Stock is not convertible into common shares.

Common stock

The Company is authorized to issue 15,000,000,000 shares of $0.001 par value common stock as of December 31, 2020 and 2019. As of December 31, 2020, and 2019, the Company had 3,136,774,861 and 77,958,081, respectively, common shares issued and outstanding.

In 2020, the Company issued an aggregate of 217,396,427 of its common stock for services rendered with an estimated fair value of $785,861.

In 2020, the Company issued an aggregate of 2,291,141,317 shares of its common stock in settlement of convertible notes payable and accrued interest with an estimated fair value of $3,916,940.

In 2020, the Company issued an aggregate of 21,276,596 shares of its common stock in conversion of related party notes payable with an estimated fair value of $50,000.

In 2020, the Company issued an aggregate of 51,054,211 common shares of its common stock in exchange for exercise of warrants on a cashless basis.

In 2020, the Company sold shares 268,679,513 shares of its common stock with an estimated value of $478,685.

In 2020, the Company issued 205,582,494 shares of its common stock with an estimated value of $762,723 to settle liabilities.

In 2020, the Company issued an aggregate of 3,677,889 common shares in settlement of a legal cases with an estimated fair value of $956,251.

In 2020, the Company issued an aggregate of 8,333 common shares to settle amounts previously accrued with an estimated value of $6,700.

On September 3, 2019, the Company completed a 1 for 60 reverse stock-split of its common stock.

In 2019, the Company issued an aggregate of 141,669 shares of its common stock in settled amounts previously accrued with an estimated fair value of $193,800.

In 2019, the Company issued an aggregate of 18,510,381 shares of its common stock for services rendered with an estimated fair value of $3,293,688.

In 2019, the Company issued an aggregate of 9,251,217 shares of its common stock in settlement of convertible notes payable and accrued interest with an estimated fair value of $3,388,774.

In 2019, the Company issued an aggregate of 1,000,000 shares of its common stock in issuance of warrants and BCF with convertible debt with an estimated fair value of $856,717.

In 2019, the Company issued an aggregate of 1,220,856 shares of its common stock in conversion of related party notes payable with an estimated fair value of $1,182,415.

In 2019, the Company issued an aggregate of 1,653,175 common shares of its common stock in exchange for exercise of warrants on a cashless basis.

In 2019, the Company sold shares 222,221 shares of its common stock with an estimated value of $65,000.

In 2019, the Company issued an aggregate of 2,082,398 common shares in settlement of a legal cases with an estimated fair value of $541,424.

In 2019, the Company issued an aggregate of 2,222,047 common shares in settlement of a for investments in joint ventures with an estimated fair value of $1,219,040.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Binomial Option Pricing Model with a volatility figure derived from using the Company’s historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla" options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The following table summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Shares		Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	16,666,667		$0.30	7.76	$15,400,000
Granted	—		—		—
Forfeitures or expirations	—
Outstanding at December 31, 2020	16,666,667		$0.30	6.76	$15,296,667
Granted	—		—
Forfeitures or expirations	(16,666,667)		0.30		—
Outstanding at December 31, 2020	0	(1)	$—	—	—
Exercisable at December 31, 2020	0	(1)	$—	—	$—

(1)	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued option.

The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on options with an exercise price less than the Company’s stock price of $0 and $0 as of December 31, 2020 and 2019, respectively, which would have been received by the option holders had those option holders exercised their options as of that date.

The following table presents information related to stock options at December 31, 2020(1):

Options Outstanding(1)		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$-	-	-	-

The stock-based compensation expense related to option grants was $0 and $0 during the years ended December 31, 2020 and 2019, respectively.

(1)	On February 27, 2019, Donald Steinberg and Charles Larsen cancelled previously issued options to purchase an aggregate of 16,666,667 shares at an average exercise price of $0.30 per share, representing 100% of all previously issued options.

Warrants

The following table summarizes the stock warrant activity for the two years ended December 31, 2020:

	Shares	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,847,447	$1.98
Granted	2,370,298	1.78
Exercised	(192,521)	1.80
Forfeitures or expirations	(14,113,000)	$1.98
Outstanding at December 31, 2019	4,011,111	2.15
Granted	6,980,769	0.01
Exercised	(192,521)	1.78
Increase due to reset provision	322,906,286	0.0004
Exercised	(40,843,463)	0.0027
Forfeitures or expirations	—
Outstanding at December 31, 2020	293,054,702	$0.0011	2.2	$1,023,306
Exercisable at December 31, 2020	293,054,702	$0.0011	2.27	$1,023,306

Certain warrants issued to debt holders have reset provisions whereby upon subsequent issuances of common stock at a price below the current exercise price, the number of warrants increase and the exercise price is reduced to the new price. The aggregate intrinsic value in the preceding tables represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price of $0.004 and $0.07 as of December 31, 2020 and 2019, respectively, which would have been received by the warrant holders had those option holders exercised their warrants as of that date.